Shareholders' Equity - Regulatory Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tier 1 capital	$ 33,386	$ 31,203
Total risk-based capital	39,340	37,780
Tier 1 capital	4.00%
Total risk-based capital	8.00%
Leverage	4.00%
Tier 1 capital	6.00%
Total risk-based capital	10.00%
Leverage	5.00%
Total U.S. Bancorp [Member]
Tier 1 capital	33,386	31,203
As a percent of risk-weighted assets	11.20%	10.80%
As a percent of adjusted quarterly average assets (leverage ratio)	9.60%	9.20%
Total risk-based capital	$ 39,340	$ 37,780
As a percent of risk-weighted assets	13.20%	13.10%
U.S. Bank National Association [Member]
As a percent of risk-weighted assets	10.30%	10.60%
As a percent of adjusted quarterly average assets (leverage ratio)	8.80%	9.00%
As a percent of risk-weighted assets	12.40%	12.70%